Transactions with Related Parties, Pavimar (Details)	6 Months Ended		36 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / d	Dec. 31, 2024 USD ($)
Transactions with Related Parties [Abstract]
Management fees	$ 2,288,643	$ 2,486,692
Due from related parties - current	11,218,334		$ 11,218,334	$ 6,393,625
Due to related party - current	1,104,166		1,104,166	889,020
Related Party [Member] | Pavimar [Member]
Transactions with Related Parties [Abstract]
Management fees	812,400	$ 1,294,800
Due from related parties - current	440,030		$ 440,030	1,405,049
Related Party [Member] | Pavimar [Member] | Technical Management Agreements [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d			600
Due to related party - current	313,400		$ 313,400	187,000
Related Party [Member] | Pavimar [Member] | Working Capital Advances [Member]
Transactions with Related Parties [Abstract]
Due from related parties - current	$ 753,430		$ 753,430	$ 1,592,049